Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Variable annuity contracts with guarantees and other (Details) - Variable annuities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
In the event of death
Variable annuity contracts with guarantees
Separate account value	$ 2,885	$ 3,174
Net amount at risk	$ 267	$ 308
Average attained age of contractholders (in years)	68 years	72 years
Liability for guarantees related to income benefits
Variable annuity contracts with guarantees
Separate account value	$ 914	$ 925
Net amount at risk	113	140
For cumulative periodic withdrawals
Variable annuity contracts with guarantees
Separate account value	156	178
Net amount at risk	11	12
Guaranteed accumulation benefits
Variable annuity contracts with guarantees
Separate account value	66	93
Net amount at risk	$ 7	$ 11
Weighted average waiting period until guarantee date (in years)	3 years	3 years